UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

December 31, 2006

1.811314.102

MAG-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.1%
General Motors Corp.	2,044,066	$ 62,794
Distributors - 0.1%
Li & Fung Ltd.	20,000,000	62,224
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	2,000,000	77,940
Hotels, Restaurants & Leisure - 2.6%
Ctrip.com International Ltd. sponsored ADR	4,011,600	250,645
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	274,700	5,840
Starbucks Corp. (a)	11,112,616	393,609
Starwood Hotels & Resorts Worldwide, Inc.	4,973,827	310,864
Wynn Resorts Ltd. (d)	1,948,013	182,821
		1,143,779
Household Durables - 0.5%
Cyrela Brazil Realty SA	2,125,000	20,240
KB Home	500,000	25,640
Lennar Corp. Class A	2,896,376	151,944
Samson Holding Ltd.	4,307,000	2,381
		200,205
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	1,800,000	37,764
Media - 1.2%
Live Nation, Inc. (a)	1,782,864	39,936
McGraw-Hill Companies, Inc.	1,332,000	90,603
News Corp.:
Class A	3,000,000	64,440
Class B	7,000,000	155,820
Omnicom Group, Inc.	701,676	73,353
Time Warner, Inc.	5,000,000	108,900
		533,052
Multiline Retail - 1.3%
Daiei, Inc. (a)(d)(e)	10,000,000	134,061
Federated Department Stores, Inc.	2,004,700	76,439
JCPenney Co., Inc.	2,000,000	154,720
Target Corp.	4,041,700	230,579
		595,799
Specialty Retail - 2.4%
Best Buy Co., Inc.	4,673,350	229,882
Circuit City Stores, Inc.	1,000,000	18,980
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
J. Crew Group, Inc.	1,000,000	$ 38,550
Staples, Inc.	21,918,000	585,211
Yamada Denki Co. Ltd.	2,509,100	212,868
		1,085,491
Textiles, Apparel & Luxury Goods - 1.0%
Asics Corp.	2,500,000	31,373
Crocs, Inc. (d)	505,000	21,816
Fossil, Inc. (a)	200,000	4,516
Liz Claiborne, Inc.	3,490,000	151,675
NIKE, Inc. Class B	1,798,500	178,105
Polo Ralph Lauren Corp. Class A	650,000	50,479
		437,964
TOTAL CONSUMER DISCRETIONARY		4,237,012
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.2%
CVS Corp.	3,841,972	118,755
United Natural Foods, Inc. (a)(e)	4,143,500	148,835
Walgreen Co.	2,645,900	121,420
Whole Foods Market, Inc.	3,242,400	152,166
		541,176
Food Products - 0.5%
Bunge Ltd.	1,000,000	72,510
Flowers Foods, Inc.	1,000,000	26,990
Nestle SA (Reg.)	336,600	119,568
		219,068
Personal Products - 0.3%
Avon Products, Inc.	3,543,147	117,066
Bare Escentuals, Inc.	76,400	2,374
		119,440
TOTAL CONSUMER STAPLES		879,684
ENERGY - 7.9%
Energy Equipment & Services - 2.5%
GlobalSantaFe Corp.	600,000	35,268
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	16,756,204	$ 1,058,322
Smith International, Inc.	557,200	22,884
		1,116,474
Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	1,953,610	129,935
Arch Coal, Inc. (e)	9,652,548	289,866
Canadian Natural Resources Ltd.	14,865,700	792,370
Chesapeake Energy Corp.	1,000,000	29,050
CONSOL Energy, Inc.	4,000,000	128,520
OAO Gazprom sponsored ADR	2,000,000	92,800
Occidental Petroleum Corp.	1,042,800	50,920
Peabody Energy Corp. (e)	21,538,800	870,383
Plains Exploration & Production Co. (a)	295,000	14,021
Sibir Energy PLC (a)	3,000,000	25,265
Teekay Shipping Corp.	340,000	14,831
		2,437,961
TOTAL ENERGY		3,554,435
FINANCIALS - 19.1%
Capital Markets - 4.3%
Charles Schwab Corp.	5,000,000	96,700
E*TRADE Financial Corp.	5,761,555	129,174
E*TRADE Securities Co. Ltd. (d)	88,000	83,528
Evercore Partners, Inc. Class A	87,600	3,228
Franklin Resources, Inc.	1,000,000	110,170
JAFCO Co. Ltd.	82,100	4,055
MCF Corp. (a)	105,086	499
Merrill Lynch & Co., Inc.	6,342,900	590,524
Morgan Stanley	500,000	40,715
Nomura Holdings, Inc.	19,949,500	376,200
State Street Corp.	6,933,800	467,615
		1,902,408
Commercial Banks - 2.5%
Mizuho Financial Group, Inc.	30,000	214,196
SVB Financial Group (a)	498,900	23,259
Wachovia Corp.	2,146,094	122,220
Wells Fargo & Co.	21,822,400	776,005
		1,135,680
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co.	5,427,216	$ 329,269
Diversified Financial Services - 0.2%
Freedom Acquisition Holdings, Inc. unit (a)	571,000	5,824
Moody's Corp.	1,000,000	69,060
The NASDAQ Stock Market, Inc. (a)	1,000,000	30,790
		105,674
Insurance - 9.4%
ACE Ltd.	1,270,860	76,976
AFLAC, Inc.	5,147,000	236,762
American International Group, Inc.	19,272,570	1,381,072
Berkshire Hathaway, Inc. Class A (a)	557	61,264
China Life Insurance Co. Ltd. (H Shares)	170,000,000	572,447
Endurance Specialty Holdings Ltd.	555,800	20,331
Hartford Financial Services Group, Inc.	3,000,000	279,930
MetLife, Inc. (d)	7,000,000	413,070
Millea Holdings, Inc.	1,250,000	44,099
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,360,000	406,346
Prudential Financial, Inc.	4,500,000	386,370
Samsung Fire & Marine Insurance Co. Ltd.	200,000	34,731
T&D Holdings, Inc.	1,000,000	66,107
W.R. Berkley Corp.	1,856,250	64,059
Willis Group Holdings Ltd.	2,000,000	79,420
XL Capital Ltd. Class A	1,512,400	108,923
		4,231,907
Real Estate Investment Trusts - 1.4%
Developers Diversified Realty Corp.	2,804,700	176,556
Douglas Emmett, Inc.	273,800	7,280
Equity Residential (SBI)	3,343,000	169,657
General Growth Properties, Inc.	2,000,000	104,460
Health Care Property Investors, Inc.	1,343,900	49,482
Host Hotels & Resorts, Inc.	3,044,976	74,754
Kimco Realty Corp.	679,800	30,557
		612,746
Real Estate Management & Development - 0.6%
GAGFAH SA	99,700	3,163
Mitsubishi Estate Co. Ltd.	2,000,000	51,743
Mitsui Fudosan Co. Ltd.	8,000,000	195,212
Move, Inc.	1,000,000	5,510
		255,628
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Countrywide Financial Corp.	187,111	$ 7,943
TOTAL FINANCIALS		8,581,255
HEALTH CARE - 12.5%
Biotechnology - 3.7%
Biogen Idec, Inc. (a)	3,118,300	153,389
Celgene Corp. (a)	3,000,000	172,590
Genentech, Inc. (a)	9,934,000	805,945
Gilead Sciences, Inc. (a)	6,239,698	405,144
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	111,898
		1,648,966
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	800,000	89,416
Baxter International, Inc.	3,200,000	148,448
Becton, Dickinson & Co.	4,000,000	280,600
C.R. Bard, Inc.	1,069,300	88,720
Gen-Probe, Inc. (a)	500,000	26,185
Greatbatch, Inc. (a)(e)	2,181,700	58,731
Kinetic Concepts, Inc. (a)	700,000	27,685
Mentor Corp. (e)	2,470,400	120,728
Mindray Medical International Ltd. sponsored ADR	51,400	1,229
		841,742
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc.	3,085,300	148,094
UnitedHealth Group, Inc.	2,478,916	133,192
VCA Antech, Inc. (a)	1,000,000	32,190
WellPoint, Inc. (a)	300,000	23,607
		337,083
Health Care Technology - 0.0%
Cerner Corp. (a)	200,000	9,100
WebMD Health Corp. Class A (a)(d)	95,700	3,830
		12,930
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	28,700	662
Charles River Laboratories International, Inc. (a)	1,804,700	78,053
Covance, Inc. (a)	1,500,000	88,365
Invitrogen Corp. (a)	500,000	28,295
Millipore Corp. (a)	500,000	33,300
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	1,000,000	$ 32,220
Thermo Fisher Scientific, Inc. (a)	2,471,500	111,934
Waters Corp. (a)	3,198,600	156,635
		529,464
Pharmaceuticals - 5.0%
Allergan, Inc.	7,248,626	867,950
Johnson & Johnson	13,091,908	864,328
Matrixx Initiatives, Inc. (a)	400,000	6,372
Medicis Pharmaceutical Corp. Class A	2,000,000	70,260
Merck & Co., Inc.	7,837,525	341,716
Novartis AG sponsored ADR	1,613,800	92,697
		2,243,323
TOTAL HEALTH CARE		5,613,508
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
BE Aerospace, Inc. (a)	1,784,410	45,824
Honeywell International, Inc.	9,795,400	443,144
KBR, Inc.	246,600	6,451
Raytheon Co. warrants 6/16/11 (a)	204,836	3,671
Rockwell Collins, Inc.	3,000,000	189,870
United Technologies Corp.	4,200,000	262,584
		951,544
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	5,000,000	204,450
Expeditors International of Washington, Inc.	6,231,600	252,380
FedEx Corp.	503,100	54,647
Forward Air Corp.	390,000	11,283
UTI Worldwide, Inc.	4,000,000	119,600
		642,360
Airlines - 0.1%
JetBlue Airways Corp. (a)(d)	1,930,650	27,415
Commercial Services & Supplies - 1.2%
Equifax, Inc.	3,000,000	121,800
Heidrick & Struggles International, Inc. (a)	476,228	20,173
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	4,951,938	$ 230,958
Robert Half International, Inc.	5,124,900	190,236
		563,167
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	54,680
Fluor Corp.	2,948,845	240,773
Infrasource Services, Inc. (a)	1,000,000	21,770
		317,223
Electrical Equipment - 1.5%
Emerson Electric Co.	5,464,800	240,943
Q-Cells AG	991,800	44,610
Suntech Power Holdings Co. Ltd. sponsored ADR	7,267,400	247,164
Vestas Wind Systems AS (a)	3,000,000	126,804
		659,521
Industrial Conglomerates - 0.5%
General Electric Co.	4,343,650	161,627
Raven Industries, Inc.	136,089	3,647
Walter Industries, Inc.	2,000,000	54,100
		219,374
Machinery - 1.8%
Actuant Corp. Class A	500,000	23,825
Caterpillar, Inc.	3,000,000	183,990
Danaher Corp.	3,000,000	217,320
Dover Corp.	1,000,000	49,020
Hyundai Mipo Dockyard Co. Ltd.	460,000	58,860
Joy Global, Inc.	1,700,000	82,178
Mueller Water Products, Inc. Class B (a)	3,304,885	49,243
NGK Insulators Ltd.	5,000,000	77,194
Trinity Industries, Inc.	2,250,000	79,200
Trivest 1992 Special Fund Ltd. (a)(f)	26,600,000	133
		820,963
Marine - 0.2%
Alexander & Baldwin, Inc.	1,633,707	72,439
Road & Rail - 2.2%
Burlington Northern Santa Fe Corp.	7,000,000	516,670
Canadian National Railway Co.	2,000,000	85,883
Landstar System, Inc.	904,300	34,526
Localiza Rent a Car SA	1,500,000	45,109
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	2,000,000	$ 100,580
Union Pacific Corp.	2,000,000	184,040
		966,808
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,000,000	71,760
Watsco, Inc.	500,000	23,580
		95,340
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd. (d)	1,000,000	7,635
TOTAL INDUSTRIALS		5,343,789
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 8.4%
Alcatel-Lucent SA sponsored ADR	13,664,000	194,302
Cisco Systems, Inc. (a)	3,950,300	107,962
Corning, Inc. (a)	75,000,000	1,403,250
Juniper Networks, Inc. (a)	1,817,200	34,418
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	372
Nokia Corp. sponsored ADR	92,372,400	1,877,017
Nortel Networks Corp. (a)	500,000	13,413
QUALCOMM, Inc.	3,500,000	132,265
Sonus Networks, Inc. (a)	1,000,000	6,590
		3,769,589
Computers & Peripherals - 4.6%
Apple Computer, Inc. (a)(d)	2,500,000	212,100
Hewlett-Packard Co.	6,000,000	247,140
NEC Corp.	10,000,000	47,795
QLogic Corp. (a)	5,000,000	109,600
Rackable Systems, Inc. (a)(d)	1,324,544	41,021
Seagate Technology (e)	43,790,734	1,160,454
Toshiba Corp.	40,000,000	260,395
		2,078,505
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. Class A	2,016,950	125,212
Flextronics International Ltd. (a)	3,125,000	35,875
FLIR Systems, Inc. (a)(e)	4,000,000	127,320
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,000,000	214,056
Ingram Micro, Inc. Class A (a)	1,751,600	35,750
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Nippon Electric Glass Co. Ltd.	5,000,000	$ 104,998
Rofin-Sinar Technologies, Inc. (a)	600,000	36,276
Vishay Intertechnology, Inc. (a)	2,122,800	28,743
		708,230
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	3,000,000	159,360
aQuantive, Inc. (a)	2,142,315	52,829
Baidu.com, Inc. sponsored ADR (a)	1,060,300	119,517
Bankrate, Inc. (a)(d)	481,430	18,270
Google, Inc. Class A (sub. vtg.) (a)	2,701,000	1,243,756
Marchex, Inc. Class B (d)	1,200,000	16,056
Openwave Systems, Inc. (a)	1,657,000	15,294
VeriSign, Inc. (a)	2,500,000	60,125
Yahoo! Japan Corp. (d)	1,140,711	454,176
		2,139,383
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	2,000,000	154,320
Infosys Technologies Ltd. sponsored ADR	4,000,000	218,240
TALX Corp. (e)	2,886,484	79,234
		451,794
Office Electronics - 1.0%
Canon, Inc.	7,500,000	424,425
Zebra Technologies Corp. Class A (a)	200,000	6,958
		431,383
Semiconductors & Semiconductor Equipment - 7.2%
Altera Corp. (a)	2,672,700	52,599
Applied Materials, Inc.	15,000,000	276,750
ASML Holding NV (NY Shares) (a)	30,307,587	746,476
Broadcom Corp. Class A (a)	9,000,000	290,790
Cree, Inc. (a)(d)	1,187,382	20,565
Integrated Device Technology, Inc. (a)	3,000,000	46,440
Intersil Corp. Class A	2,000,000	47,840
KLA-Tencor Corp.	4,527,160	225,226
Lam Research Corp. (a)	499,200	25,270
Marvell Technology Group Ltd. (a)	2,400,000	46,056
Maxim Integrated Products, Inc.	3,245,404	99,374
MediaTek, Inc.	803,000	8,305
National Semiconductor Corp.	628,700	14,271
O2Micro International Ltd. sponsored ADR (a)	700,000	5,985
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Renewable Energy Corp. AS (d)	14,000,000	$ 255,976
Samsung Electronics Co. Ltd.	1,063,711	701,134
SiRF Technology Holdings, Inc. (a)(d)	1,000,000	25,520
Skyworks Solutions, Inc. (a)	7,000,000	49,560
Supertex, Inc. (a)	232,950	9,143
Teradyne, Inc. (a)(d)(e)	19,805,264	296,287
		3,243,567
Software - 1.3%
BEA Systems, Inc. (a)	15,990,462	201,160
NAVTEQ Corp. (a)	1,200,000	41,964
Oracle Corp. (a)	15,395,000	263,870
Trend Micro, Inc.	2,500,000	73,289
		580,283
TOTAL INFORMATION TECHNOLOGY		13,402,734
MATERIALS - 2.8%
Chemicals - 1.3%
Monsanto Co.	6,861,400	360,429
Praxair, Inc.	3,000,000	177,990
Tokuyama Corp.	1,700,400	25,881
		564,300
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	1,000,000	90,680
Mittal Steel Co. NV Class A (NY Shares)	8,000,000	337,440
Reliance Steel & Aluminum Co.	1,297,355	51,090
Toho Titanium Co. Ltd. (d)	600,000	31,499
		510,709
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	2,358,800	166,649
TOTAL MATERIALS		1,241,658
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	13,000,000	464,750
Embarq Corp.	333,051	17,505
		482,255
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.0%
America Movil SA de CV Series L sponsored ADR	6,000,000	$ 271,320
American Tower Corp. Class A (a)	8,500,000	316,880
Leap Wireless International, Inc. (a)	500,000	29,735
NII Holdings, Inc. (a)	4,519,100	291,211
		909,146
TOTAL TELECOMMUNICATION SERVICES		1,391,401
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	2,000,000	184,640
PPL Corp.	500,000	17,920
		202,560
TOTAL COMMON STOCKS (Cost $34,281,262)		44,448,036
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 5.01% 1/11/07 (Cost $4,393)	$ 4,400	4,396
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	109,365,069	109,365
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	233,791,378	233,791
TOTAL MONEY MARKET FUNDS (Cost $343,156)		343,156
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $34,628,811)		44,795,588
NET OTHER ASSETS - 0.1%		26,136
NET ASSETS - 100%		$ 44,821,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,682
Fidelity Securities Lending Cash Central Fund	10,853
Total	$ 26,535
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arch Coal, Inc.	$ 313,349	$ 52,249	$ -	$ 1,617	$ 289,866
Bankrate, Inc.	34,848	-	12,255	-	-
BEA Systems, Inc.	335,800	-	124,376	-	-
Daiei, Inc.	-	171,294	-	-	134,061
FLIR Systems, Inc.	56,820	53,727	-	-	127,320
Greatbatch, Inc.	47,424	377	-	-	58,731
KLA-Tencor Corp.	812,448	-	506,000	3,567	-
Mentor Corp.	66,624	45,349	-	1,154	120,728
Monster Worldwide, Inc.	460,490	16,101	204,871	-	-
OSI Pharmaceuticals, Inc.	102,685	-	-	-	111,898
Peabody Energy Corp.	900,766	312,066	84,047	-	870,383
Rackable Systems, Inc.	70,002	-	-	-	-
Seagate Technology	545,277	545,151	-	-	1,160,454
TALX Corp.	82,207	-	-	404	79,234
Teradyne, Inc.	297,809	9,535	-	-	296,287
United Natural Foods, Inc.	144,898	-	-	-	148,835
Wynn Resorts Ltd.	422,675	-	244,968	-	-
Total	$ 4,694,122	$ 1,205,849	$ 1,176,517	$ 6,742	$ 3,397,797
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $34,638,038,000. Net unrealized appreciation aggregated $10,157,550,000, of which $11,486,355,000 related to appreciated investment securities and $1,328,805,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007